Thrivent Income Fund Expense Example - Thrivent Income Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 523
Expense Example, with Redemption, 3 Years	679
Expense Example, with Redemption, 5 Years	848
Expense Example, with Redemption, 10 Years	1,338
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	$ 591